Cryptocurrencies (Tables)	6 Months Ended
Jan. 31, 2026
DevvStream Corp [Member]
Cryptocurrencies (Tables) [Line Items]
Schedule of Crypto Activity Holding

Activity in cryptocurrency holdings during the six months ended January 31, 2026 was as follows:

	Bitcoin	Solana	USDC	Total
Balance, August 1, 2025	$—	$—	$—	$—
Purchases	2,562,500	2,562,500	100	5,125,100
Staking income earned	—	40,245	—	40,245
Fair value loss	(814,828)	(1,298,244)	—	(2,113,072)
Balance, January 31, 2026	$1,747,672	$1,304,501	$100	$3,052,273